Schedule II-Valuation And Qualifying Accounts (Valuation and Qualifying Accounts) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		¥ 11,867	¥ 9,409	¥ 9,690
Charged to expenses		4,113	3,531	6,323
Deductions	[1]	(1,420)	(1,073)	(6,604)
Balance as of end of year		14,560	11,867	9,409
Valuation Allowance for Receivables Held for Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		7,635	7,064	9,079
Charged to expenses		6,286	6,898	5,984
Deductions	[2]	(6,189)	(6,327)	(7,999)
Balance as of end of year		7,732	7,635	7,064
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		48,701	39,641	28,158
Charged to expenses		2,212	11,041	9,954
Credited to expenses	[3]	(32,739)
Expiration of operating loss carryforwards			(2,906)	(697)
Foreign currency translation adjustment		(502)	925	2,226
Balance as of end of year		¥ 17,672	¥ 48,701	¥ 39,641

[1]	Amounts written off.
[2]	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.
[3]	The decrease in valuation allowance for deferred tax assets due mainly to release of valuation allowance of deferred tax assets related to DOCOMO's subsidiaries operating multimedia broadcasting business for mobile devices.